TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

10. TRADE PAYABLES AND ACCRUED LIABILITIES

As at	September 30, 2025	December 31, 2024
Trade accounts payable (note 16)	$801,602	$609,869
Accrued liabilities	2,196,143	1,789,318
	$2,997,745	$2,399,187

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2025

Expressed in Canadian Dollars (unaudited)